Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Details 4) (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Oct. 16, 2013
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$ (61,635,000)	$ (48,744,000)	$ 85,236,000	$ 132,634,000	$ 90,329,000
INVESTING ACTIVITIES:
Purchases of long-lived assets	(82,851,000)	(67,399,000)	(165,148,000)	(72,475,000)	(7,544,000)
Acquisitions of businesses, including acquired working capital, net of cash acquired	(658,764,000)	(392,605,000)	(1,268,810,000)	(490,805,000)	(297,401,000)
Cash flows from commodity derivatives			(35,956,000)	11,579,000	6,464,000
Proceeds from sales of assets	8,741,000	2,224,000	24,660,000	5,080,000	1,238,000
Investments in unconsolidated entities	(26,390,000)		(11,515,000)
Distributions of capital from unconsolidated entities			1,591,000
Other			(195,000)		346,000
Net cash used in investing activities	(750,288,000)	(476,854,000)	(1,455,373,000)	(546,621,000)	(296,897,000)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	1,979,500,000	1,061,500,000	2,545,500,000	1,227,975,000	478,900,000
Payments on revolving credit facilities	(1,804,000,000)	(893,000,000)	(2,101,000,000)	(964,475,000)	(329,900,000)
Issuances of notes	400,000,000		450,000,000	250,000,000
Proceeds from borrowings on other long-term debt		880,000	880,000	653,000
Payments on other long-term debt	(4,175,000)	(4,507,000)	(8,819,000)	(4,837,000)	(1,278,000)
Debt issuance costs	(9,198,000)	(2,218,000)	(24,595,000)	(20,189,000)	(2,380,000)
Contributions	395,000	2,444,000	2,825,000	913,000	440,000
Distributions			(145,930,000)	(71,682,000)	(19,060,000)
Proceeds from sale of common units, net of offering costs	370,446,000	415,089,000	650,155,000	(642,000)	74,759,000
Repurchase of common units					(3,418,000)
Net cash provided by financing activities	813,306,000	519,565,000	1,369,016,000	417,716,000	198,063,000
Net increase (decrease) in cash and cash equivalents	1,383,000	(6,033,000)	(1,121,000)	3,729,000	(8,505,000)
Cash and cash equivalents, beginning of period	10,440,000	11,561,000	11,561,000	7,832,000	16,337,000
Cash and cash equivalents, end of period	11,823,000	5,528,000	10,440,000	11,561,000	7,832,000
Unsecured Notes
FINANCING ACTIVITIES:
Debt issued						450,000,000
Fixed interest rate (as a percent)						6.875%
NGL Energy Partners LP (Parent) | Unsecured Notes
FINANCING ACTIVITIES:
Debt issued			450,000,000
Fixed interest rate (as a percent)			6.875%
Reportable Entity | NGL Energy Partners LP (Parent)
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	(8,180,000)	(8,312,000)	(16,625,000)	(12,428,000)
INVESTING ACTIVITIES:
Acquisitions of businesses, including acquired working capital, net of cash acquired		(334,085,000)	(334,154,000)	(452,087,000)	(291,097,000)
Net cash used in investing activities		(334,085,000)	(334,154,000)	(452,087,000)	(291,097,000)
FINANCING ACTIVITIES:
Issuances of notes				250,000,000
Debt issuance costs	(269,000)	(133,000)	(645,000)	(777,000)
Contributions	395,000	504,000	765,000	510,000
Distributions			(145,090,000)	(71,608,000)	(19,060,000)
Proceeds from sale of common units, net of offering costs	370,446,000	415,089,000	650,155,000	(642,000)	74,759,000
Repurchase of common units					(3,418,000)
Net changes in advances with consolidated entities	(249,724,000)	(11,459,000)	(153,225,000)	286,991,000	238,816,000
Net cash provided by financing activities	9,840,000	343,743,000	351,960,000	464,474,000	291,097,000
Net increase (decrease) in cash and cash equivalents	1,660,000	1,346,000	1,181,000	(41,000)
Cash and cash equivalents, beginning of period	1,181,000			41,000	41,000
Cash and cash equivalents, end of period	2,841,000	1,346,000	1,181,000		41,000
Reportable Entity | NGL Energy Finance Corp
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	(15,383,000)
FINANCING ACTIVITIES:
Issuances of notes	400,000,000		450,000,000
Debt issuance costs	(7,209,000)		(12,286,000)
Net changes in advances with consolidated entities	(377,408,000)		(437,714,000)
Net cash provided by financing activities	15,383,000
Reportable Entity | Guarantor Subsidiaries
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	(56,019,000)	(44,607,000)	99,754,000	140,794,000	90,477,000
INVESTING ACTIVITIES:
Purchases of long-lived assets	(81,710,000)	(37,180,000)	(118,455,000)	(59,903,000)	(6,667,000)
Acquisitions of businesses, including acquired working capital, net of cash acquired	(657,514,000)	(56,237,000)	(932,373,000)	(38,718,000)	(6,304,000)
Cash flows from commodity derivatives			(35,956,000)	11,579,000	6,464,000
Proceeds from sales of assets	8,741,000	2,223,000	12,884,000	5,080,000	1,238,000
Investments in unconsolidated entities	(6,106,000)		(11,515,000)
Distributions of capital from unconsolidated entities			1,591,000
Other			540,000		346,000
Net cash used in investing activities	(729,488,000)	(110,268,000)	(1,083,284,000)	(81,962,000)	(4,923,000)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	1,923,500,000	1,061,500,000	2,545,500,000	1,227,975,000	478,900,000
Payments on revolving credit facilities	(1,766,000,000)	(893,000,000)	(2,101,000,000)	(964,475,000)	(329,900,000)
Proceeds from borrowings on other long-term debt		780,000	780,000	634,000
Payments on other long-term debt	(4,173,000)	(4,499,000)	(8,802,000)	(4,837,000)	(1,278,000)
Debt issuance costs	(1,720,000)	(2,085,000)	(11,664,000)	(19,412,000)	(2,380,000)
Net changes in advances with consolidated entities	632,995,000	(15,123,000)	556,238,000	(295,105,000)	(239,476,000)
Net cash provided by financing activities	784,602,000	147,573,000	981,052,000	(55,220,000)	(94,134,000)
Net increase (decrease) in cash and cash equivalents	(905,000)	(7,302,000)	(2,478,000)	3,612,000	(8,580,000)
Cash and cash equivalents, beginning of period	8,728,000	11,206,000	11,206,000	7,594,000	16,174,000
Cash and cash equivalents, end of period	7,823,000	3,904,000	8,728,000	11,206,000	7,594,000
Reportable Entity | Non-Guarantor Subsidiaries
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	17,947,000	4,175,000	2,107,000	4,268,000	(148,000)
INVESTING ACTIVITIES:
Purchases of long-lived assets	(1,141,000)	(30,219,000)	(46,693,000)	(12,572,000)	(877,000)
Acquisitions of businesses, including acquired working capital, net of cash acquired	(1,250,000)	(2,283,000)	(2,283,000)
Proceeds from sales of assets		1,000	11,776,000
Investments in unconsolidated entities	(20,284,000)
Other			(735,000)
Net cash used in investing activities	(20,800,000)	(32,501,000)	(37,935,000)	(12,572,000)	(877,000)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	56,000,000
Payments on revolving credit facilities	(38,000,000)
Proceeds from borrowings on other long-term debt		100,000	100,000	19,000
Payments on other long-term debt	(2,000)	(8,000)	(17,000)
Contributions		1,940,000	2,060,000	403,000	440,000
Distributions			(840,000)	(74,000)
Net changes in advances with consolidated entities	(5,863,000)	26,582,000	34,701,000	8,114,000	660,000
Net cash provided by financing activities	3,481,000	28,249,000	36,004,000	8,462,000	1,100,000
Net increase (decrease) in cash and cash equivalents	628,000	(77,000)	176,000	158,000	75,000
Cash and cash equivalents, beginning of period	531,000	355,000	355,000	197,000	122,000
Cash and cash equivalents, end of period	$ 1,159,000	$ 278,000	$ 531,000	$ 355,000	$ 197,000